Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Pacer Trendpilot® US Large Cap ETF (PTLC)
Pacer Trendpilot® US Mid Cap ETF (PTMC)
Pacer Trendpilot® 100 ETF (PTNQ)
Pacer Trendpilot® International ETF (PTIN)
(each, a “Fund,” and together, the “Funds”)

Supplement dated March 10, 2025 to each Fund’s Summary Prospectus and the Funds’ Prospectus, each dated August 31, 2024, as each may be supplemented from time to time
Effective March 28, 2025, the following changes are made each Fund’s Summary Prospectus and the Funds’ Prospectus:

Supplement Closing [Text Block]	ck0001616668_SupplementClosing	Please retain this Supplement for future reference.
Pacer Trendpilot US Large Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Trendpilot® US Large Cap ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Special Indicator. In the event the S&P 500 closes 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the S&P 500 and 50% to 3-Month US Treasury bills. If the Index exposure is 50% S&P 500 and 50% 3-Month U.S. Treasury Bills before the Special Indicator, no rebalance is needed. This new exposure will continue until the Equity Indicator is triggered.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Pacer Trendpilot US Large Cap ETF | Trend Lag Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	▪Trend Lag Risk. At least six consecutive trading days will elapse after the S&P 500 first drops below its historical 200-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the S&P 500 to 3-Month US Treasury bills (or conversely, from 3-Month US Treasury bills to the S&P 500). As a result, if the S&P 500 is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the S&P 500 for up to six consecutive trading days (or conversely, if the S&P 500 is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the S&P 500 for up to six consecutive trading days). This lag will be shorter (one business day) under the Special Indicator. Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the S&P 500 and does not provide immediate exposure to upward trends and/or volatility in the S&P 500.
Pacer Trendpilot US Large Cap ETF | Pacer Trendpilot US Large Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTLC
Pacer Trendpilot US Mid Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Trendpilot® US Mid Cap ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Special Indicator. In the event the S&P MidCap 400 closes 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the S&P MidCap 400 and 50% to 3-Month US Treasury bills. If the Index exposure is 50% S&P MidCap 400 and 50% 3-Month U.S. Treasury Bills before the Special Indicator, no rebalance is needed. This new exposure will continue until the Equity Indicator is triggered.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Pacer Trendpilot US Mid Cap ETF | Trend Lag Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trend Lag Risk. At least six consecutive trading days will elapse after the S&P MidCap 400 first drops below its historical 200-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the S&P MidCap 400 to 3-Month US Treasury bills (or conversely, from 3-Month US Treasury bills to the S&P MidCap 400). As a result, if the S&P MidCap 400 is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the S&P MidCap 400 for up to six consecutive trading days (or conversely, if the S&P MidCap 400 is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the S&P MidCap 400 for up to six consecutive trading days). This lag will be shorter (one business day) under the Special Indicator. Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the S&P MidCap 400 and does not provide immediate exposure to upward trends and/or volatility in the S&P MidCap 400.

Pacer Trendpilot US Mid Cap ETF | Pacer Trendpilot US Mid Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTMC
Pacer Trendpilot 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Trendpilot® 100 ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Special Indicator. In the event the NASDAQ-100 closes 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the NASDAQ-100 and 50% to 3-Month US Treasury bills. If the Index exposure is 50% NASDAQ-100 and 50% 3-Month U.S. Treasury Bills before the Special Indicator, no rebalance is needed. This new exposure will continue until the Equity Indicator is triggered.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Pacer Trendpilot 100 ETF | Trend Lag Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trend Lag Risk. At least six consecutive trading days will elapse after the NASDAQ-100 first drops below its historical 200-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the NASDAQ-100 to 3-Month US Treasury bills (or conversely, from 3-Month US Treasury bills to the NASDAQ-100). As a result, if the NASDAQ-100 is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the NASDAQ-100 for up to six consecutive trading days (or conversely, if the NASDAQ-100 is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the NASDAQ-100 for up to six consecutive trading days). This lag will be shorter (one business day) under the Special Indicator. Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the NASDAQ-100 and does not provide immediate exposure to upward trends and/or volatility in the NASDAQ-100.
Pacer Trendpilot 100 ETF | Pacer Trendpilot 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTNQ
Pacer Trendpilot International ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Trendpilot® International ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Special Indicator. In the event the S&P Developed Ex-U.S. LargeCap Index closes 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills. If the Index exposure is 50% Developed Ex-U.S. LargeCap Index and 50% 3-Month U.S. Treasury Bills before the Special Indicator, no rebalance is needed. This new exposure will continue until the Equity Indicator is triggered.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Pacer Trendpilot International ETF | Trend Lag Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trend Lag Risk. At least six consecutive trading days will elapse after the S&P Developed Ex-U.S. LargeCap Index first drops below its historical 200-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the S&P Developed Ex-U.S. LargeCap Index to 3-Month US Treasury bills (or conversely, from 3-Month US Treasury bills to the S&P Developed Ex-U.S. LargeCap Index ). As a result, if the S&P Developed Ex-U.S. LargeCap Index is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the S&P Developed Ex-U.S. LargeCap Index for up to six consecutive trading days (or conversely, if the S&P Developed Ex-U.S. LargeCap Index is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the S&P Developed Ex-U.S. LargeCap Index for up to six consecutive trading days). This lag will be shorter (one business day) under the Special Indicator. Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the S&P Developed Ex-U.S. LargeCap Index or provide immediate exposure to upward trends and/or volatility in the S&P Developed Ex-U.S. LargeCap Index.
Pacer Trendpilot International ETF | Pacer Trendpilot International ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTIN